Document and Entity Information	Total
Prospectus:
Document Type	485BPOS
Document Period End Date	Dec. 31, 2022
Entity Registrant Name	AMERICAN FUNDS STRATEGIC BOND FUND
Entity Central Index Key	0001655146
Entity Inv Company Type	N-1A
Amendment Flag	false
Document Creation Date	Feb. 16, 2023
Document Effective Date	Mar. 01, 2023
Prospectus Date	Mar. 01, 2023
American Funds Strategic Bond Fund | Class 529-F-2
Prospectus:
Trading Symbol	FSBMX
American Funds Strategic Bond Fund | Class 529-F-3
Prospectus:
Trading Symbol	FBSSX
American Funds Strategic Bond Fund | Class 529-A
Prospectus:
Trading Symbol	CANAX
American Funds Strategic Bond Fund | Class F-2
Prospectus:
Trading Symbol	ANBFX
American Funds Strategic Bond Fund | Class R-1
Prospectus:
Trading Symbol	RANAX
American Funds Strategic Bond Fund | Class R-2
Prospectus:
Trading Symbol	RANBX
American Funds Strategic Bond Fund | Class R-2E
Prospectus:
Trading Symbol	RANHX
American Funds Strategic Bond Fund | Class R-3
Prospectus:
Trading Symbol	RANCX
American Funds Strategic Bond Fund | Class R-4
Prospectus:
Trading Symbol	RANEX
American Funds Strategic Bond Fund | Class R-5
Prospectus:
Trading Symbol	RANFX
American Funds Strategic Bond Fund | Class R-5E
Prospectus:
Trading Symbol	RANJX
American Funds Strategic Bond Fund | Class R-6
Prospectus:
Trading Symbol	RANGX
American Funds Strategic Bond Fund | Class 529-C
Prospectus:
Trading Symbol	CANCX
American Funds Strategic Bond Fund | Class 529-E
Prospectus:
Trading Symbol	CANEX
American Funds Strategic Bond Fund | Class 529-F-1
Prospectus:
Trading Symbol	CANFX
American Funds Strategic Bond Fund | Class A
Prospectus:
Trading Symbol	ANBAX
American Funds Strategic Bond Fund | Class C
Prospectus:
Trading Symbol	ANBCX
American Funds Strategic Bond Fund | Class F-1
Prospectus:
Trading Symbol	ANBEX
American Funds Strategic Bond Fund | Class F-3
Prospectus:
Trading Symbol	ANBGX
American Funds Strategic Bond Fund | Class 529-T
Prospectus:
Trading Symbol	TSFBX
American Funds Strategic Bond Fund | Class T
Prospectus:
Trading Symbol	TFSBX